Business Combinations (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Business Acquisition Pro Forma Information	The unaudited pro forma financial information presented below is for informational purposes only, and is subject to a number of estimates, assumptions and other uncertainties.

	June 30,
(in thousands)	2021	2020
	Unaudited	Unaudited
Total pro forma revenues	$233,215	$207,522
Pro forma net income (loss)	$11,488	$(7,617)

Vinesse, LLC
Summary of Allocation of Purchase Price To The Fair Value of Assets Acquired

The preliminary allocation of the consideration for the net assets acquired from the acquisition of Vinesse were as follows:

(in thousands)
Sources of financing
Cash	$14,000
Accrued other	600
Contingent consideration	2,400
Fair value of consideration	17,000

Assets acquired:
Fixed assets	121
Inventory	2,502
Trade Names and Trademarks	1,200
Customer relationships	3,700
Total identifiable assets acquired	7,523

Goodwill	$9,477

ACE Cider
Summary of Allocation of Purchase Price To The Fair Value of Assets Acquired

The preliminary allocation of the consideration for the net assets acquired from the acquisition of ACE Cider were as follows:

(in thousands)
Sources of financing
Cash	$46,880
Accrued other	60
Contingent consideration	500
Fair value of consideration	47,440

Assets acquired:
Fixed assets	4,205
Inventory	1,350
Trademarks	6,600
Customer relationships	14,300
Deferred tax liability	(6,554)
Total identifiable assets acquired	19,901

Goodwill	$27,539

Meier's Wine Cellars, Inc
Summary of Allocation of Purchase Price To The Fair Value of Assets Acquired

The allocation of the consideration for the net assets acquired from the acquisition of Meier's were as follows:

(in thousands)
Sources of financing
Cash	$12,500
Shares of common stock	10,521
Contingent consideration	4,900
Settlement of pre-existing relationship	(125)
Fair value of consideration	27,796
Assets acquired:
Accounts receivable	3,669
Fixed assets	12,859
Inventory	4,280
Other assets	356
Trademarks	700
Customer relationships	6,400
Accounts payable and accrued expenses	(2,682)
Deferred tax liability	(6,033)
Total identifiable assets acquired	19,549

Goodwill	$8,247

The preliminary allocation of the consideration for the net assets acquired from the acquisition of Meier's were as follows:

(in thousands)
Sources of financing
Cash	$12,500
Shares of common stock	10,521
Contingent consideration	4,900
Settlement of pre-existing relationship	(125)
Fair value of consideration	27,796

Assets acquired:
Accounts receivable	3,669
Fixed assets	12,859
Inventory	4,280
Other assets	356
Trademarks	700
Customer relationships	6,400
Accounts payable and accrued expenses	(2,682)
Deferred tax liability	(6,033)
Total identifiable assets acquired	19,549

Goodwill	$8,247

Sommelier
Summary of Allocation of Purchase Price To The Fair Value of Assets Acquired

The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Sources of financing
Cash	$8,000
Contingent consideration	4,000
Fair value of consideration	12,000
-
Assets acquired
Customer relationships	1,500
Sommelier relationships	1,000
Trademark	600
Accrued liabilities	(92)
Total identifiable assets acquired	3,008

Goodwill	$8,992

The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Sommelier
Sources of financing
Cash	$8,000
Contingent consideration	4,000
Fair value of consideration	12,000
Assets acquired
Customer relationships	1,500
Sommelier relationships	1,000
Trademark	600
Accrued liabilities	(92)
Total net assets acquired	3,008

Goodwill	$8,992

Kunde Vineyards and Winery
Summary of Allocation of Purchase Price To The Fair Value of Assets Acquired

The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Sources of financing
Cash	$21,464
Note payable to sellers	11,668
Stock	25,831
Fair value of consideration	58,963
Pre-existing relationship, net liability to Kunde	(5,900)
Fair value of consideration	53,063

Assets acquired
Accounts receivable, prepaid expenses and other current assets	858
Inventories	20,300
Land and vineyards	3,351
Buildings	15,524
Winery equipment	5,976
Trademarks	3,500
Customer relationships	3,300
Winery use permits	1,250
Current liabilities	(4,562)
Deferred tax liability	(10,007)
Total identifiable assets acquired	39,490

Goodwill	$13,573

The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Kunde Vineyards and Winery
Sources of financing
Cash	$21,464
Note payable to sellers	11,668
Stock	25,831
Fair value of consideration	58,963
Pre-existing relationship, net liability to Kunde	(5,900)
Fair value of consideration	53,063

Assets acquired
Accounts receivable, prepaid expenses and other current assets	858
Inventories	20,300
Land and vineyards	3,351
Buildings	15,524
Winery equipment	5,976
Trademarks	3,500
Customer relationships	3,300
Winery use permit	1,250
Current liabilities	(4,562)
Deferred tax liability	(10,214)
Total net assets acquired	39,283

Goodwill	$13,780

Owen Roe Vineyards and Winery
Summary of Allocation of Purchase Price To The Fair Value of Assets Acquired

The following table summarizes the allocation of the purchase price to the fair value of the assets acquired at the date of acquisition:

(in thousands)
Owen Roe Vineyards and Winery
Sources of financing
Cash	$15,131
Contingent consideration	1,000
Fair value of consideration	16,131
Assets acquired
Land	1,845
Vineyards	1,465
Buildings	2,852
Winery equipment	2,250
Inventories	7,189
Library wines contracts	200
Trademarks	320
Total assets acquired	16,121

Goodwill	$10